Income Tax Expense/ (Benefit)	12 Months Ended
Jan. 31, 2021
Income taxes [Abstract]
Income Tax Expense/(Benefit)
13	Income Tax Expense/(benefit)

(a)	The major components of tax expense/(benefit) comprise:

	For the Year Ended 31 January 2021 NZ$000’s	For the Year Ended 31 January 2020 NZ$000’s	For the Year Ended 31 January 2019 NZ$000’s
Current tax
Current tax on profits for the period	27	28	(667)
Adjustments for current tax of prior periods	107	53	(607)
Total current tax expense/(benefit)	134	81	(1,274)
Deferred tax expense
Decrease in deferred tax assets (note 31)	-	701	-
Income tax expense/(benefit) for continuing operations	134	782	(1,274)

(b) Reconciliation of income tax to accounting profit:

Loss before income tax	(68,212)	(53,523)	(50,494)
Tax at New Zealand tax rate of 28%	(19,099)	(14,986)	(14,138)
Tax effect of:
- permanent differences (including impairment expense)	16,299	5,108	753
- adjustments in respect of current income tax of previous years	107	32	(522)
- effects of different tax rates of subsidiaries operating in other jurisdictions	(1)	(301)	493
- deferred tax assets relating to the current year not brought to account	2,910	10,163	12,077
- deferred tax assets relating to prior periods no longer recognised (note 31)	-	701	-
- other	(12)	65	63
Income tax expense/(benefit)	134	782	(1,274)

(c) Tax losses not recognised

	For the Year Ended 31 January 2021 NZ$000’s	For the Year Ended 31 January 2020 NZ$000’s	For the Year Ended 31 January 2019 NZ$000’s
Unused tax losses for which no deferred tax asset has been recognised	177,275	166,882	130,587
Potential tax benefit at 28%	49,637	46,727	36,564

The Group has assessed future forecast profits and concluded that not enough criteria have been satisfied to recognise any deferred tax assets at the period ended 31 January 2020. Unused tax losses do not have an expiry date. During the period, the Group de-recognised all deferred tax assets on timing differences carried forward from prior years, amounting to $701,000 after accounting for exchange rate differences.

(d) Temporary differences not recognised

	For the Year Ended 31 January 2021 NZ$000’s	For the Year Ended 31 January 2020 NZ$000’s	For the Year Ended 31 January 2019 NZ$000’s
Temporary differences for which no deferred tax asset has been recognised	10,115	9,825	14,504
Potential tax benefit at 28%	2,832	2,751	4,061